Note 6 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal	$ (2)	$ (3)
State	127	62
	125	59
Federal
State

	$ 125	$ 59